Income Taxes - Deferred Tax Benefits (Details) $ in Thousands	Jun. 30, 2022 USD ($)
U.S. Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss	$ 4,610
U.S. States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss	2,456
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss	2,751
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss	5,759
Capital loss carryforward amount	$ 2,003